Operating Lease Liabilities - Schedule of Remaining Lease Terms (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Remaining Lease Terms [Abstract]
Operating lease cost:	$ 248,000	$ 278,000	$ 1,044,000	$ 1,286,000
Total lease cost	248,000	278,000	1,044,000	1,286,000
Cash paid for amounts included in the measurement lease liability:	243,000	273,000	1,249,000	1,070,000
Operating cash flow from operating leases	$ 243,000	$ 273,000	$ 1,249,000	$ 1,070,000
Weighted Average Remaining Lease Term – in years	6 months		9 months	1 year 8 months 19 days
Weighted Average discount rate – %	9.50%		9.50%	9.36%